Financial Risk Review	12 Months Ended
Dec. 31, 2023
Financial Risk Review [Abstract]
Financial risk review

29. Financial risk review

This note presents information about Lifezone’s exposure to financial risks and Lifezone’s management of capital. Lifezone’s risk management is coordinated by its directors. Lifezone does not actively engage in the trading of financial assets for speculative purposes. The most significant financial risks to which Lifezone is exposed are described below:

a) Market risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises of interest rate risk, risks related to the price of equity instruments, commodity price risk and foreign exchange rates.

Market risks affecting Lifezone are comprised of interest rate risk and foreign exchange rate risk. Financial instruments affected by market risk include deposits, trade receivables, related party receivables, trade payables, accrued liabilities, contingent considerations, and long-term rehabilitation provision.

The sensitivity analysis in the following sections relates to the positions as of December 31, 2023, and December 31, 2022.

The sensitivity analysis is intended to illustrate the sensitivity to changes in market variables on Lifezone’s financial instruments and show the impact on profit or loss and shareholders’ equity, where applicable.

The analysis excludes the impact of movements in market variables on the carrying value of provisions.

The following assumptions have been made in calculating the sensitivity analysis:

●	The Statement of Financial Position sensitivity relates to foreign currency-denominated trade payables.

●	The sensitivity of the relevant profit before tax item and/or equity is the effect of the assumed changes in respective market risks. This is based on the financial assets and financial liabilities held at December 31, 2023, and December 31, 2022; and

●	The impact on equity is the same as the impact on profit before tax.

b) Credit risk

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. Lifezone’s revenue is currently concentrated with two primary customers, KTSA and Kellplant, both affiliated entities, and accordingly Lifezone is exposed to the possibility of loss if such customers default. Lifezone addresses this risk by monitoring its commercial relationship with such customers and by seeking to develop additional patented technology and entering into new partnerships.

Loan credit was extended to Lisa Smith for $75,000 as shown in Note 22. Credit risk is therefore regarded as low. The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was $75,000.

Lifezone evaluated the collectability of its consolidated loan receivables of $75,000 and determined that no allowance loss is required.

The carrying amount of financial assets represents the maximum credit exposure and at the reporting date was:

	December 31,	December 31,
	2023	2022
	$	$
Cash and cash equivalents	49,391,627	20,535,210
Subscription receivable	-	50,000,000
Other receivables	696,968	158,231
Receivables from affiliated entities	1,433,243	959,935
Related party receivables	75,000	655,683
	51,596,838	72,309,059

Set out below is the information about the credit risk exposure of the Lifezone’s financial assets as at December 31, 2023, and 2022:

		Days past due
	Current	31-60	61-90	91-120	>120	Impairment	Total
At December 31, 2023
Cash and cash equivalent	49,391,627	-	-	-	-	-	49,391,627
Other receivables	98,836	598,132	-	-	-	-	696,968
Receivable from affiliated entities	1,433,243	-	-	-	-	-	1,433,243
Related party receivables	75,000	-	-	-	-	-	75,000
	50,998,706	598,132	-	-	-	-	51,596,838

		Days past due
	Current	31-60	61-90	91-120	>120	Impairment	Total
At December 31, 2022
Cash and cash equivalent	20,535,210	-	-	-	-	-	20,535,210
Subscription receivable	50,000,000	-	-	-	-	-	50,000,000
Other receivables	79,648	66,861	-	11,722	-	-	158,231
Receivable from affiliated entities	748,836	-	-	-	211,099	-	959,935
Related party receivables	655,683	-	-	-	-	-	655,683
	72,019,377	66,861	-	11,722	211,099	-	72,309,059

b) Liquidity risk

Liquidity risk arises from the possibility that Lifezone will not be able to meet its financial liability obligations as they fall due. Lifezone has historically been supported financially by its shareholders. The risk of its shareholders discontinuing the provision of financing was historically regarded as low. Lifezone expects to fund its capital requirements and ongoing operations through current cash reserves, equity, mezzanine, debt funding or monetizing the offtake from the Kabanga Nickel Project.

	December 31,	December 31,
	2023	2022
	$	$
<=30 days	7,667,147	16,029,218
30-60 days	104,240	-
61-90 days	156,360	23,018
91-120 days	208,480	-
>=121 days	5,392,901	4,691,328
Total	13,529,128	20,743,564

The above largely consists of Lifezone lease obligations, contingent consideration, long term asset retirement obligation provision and trade and other payables.

c) Foreign currency risk

Lifezone has financial instruments which are denominated in currencies other than USD, its reporting currency. Lifezone mostly incurs expenditures for which it owes money denominated in non-U.S. dollar currencies, including GBP, TZS, ZAR, and AUD. As a result, the movement of such currencies could adversely affect Lifezone’s results of operations and financial position.

The following table includes financial instruments which are denominated in foreign currencies:

	December 31,	December 31,
	2023	2022
	GBP £	GBP £
Cash in banks	620,208	359,021
Prepaid expenses	134,828	-
Trade and other payables	489,117	77,301

	AUD	AUD
Cash in banks	2,587,533	1,456,988
Trade receivables	112,069	-
Prepaid expenses	238,181	-
Trade and other payables	743,959	919,785

	EUR	EUR
Cash in banks	133,685	-

	TZS	TZS
Cash in banks	1,259,494,294	600,859,075

	ZAR	ZAR
Cash in banks	937,684	-

c) Sensitivity analysis

The following table demonstrates the estimated sensitivity to a reasonably possible change in the GBP, TZS, ZAR, and AUD exchange rates, with all other variables held constant. The impact on Lifezone’s profit is due to changes in the fair value of monetary assets and liabilities. Lifezone’s exposure to foreign currency changes for all other currencies is not considered material.

Effect on Profit	December 31,	December 31,
	2023	2022
Change in GBP Rate
10%	79,202	43,204
-10%	(79,202)	43,204
Change in AUD Rate
10%	(176,987)	(97,851)
-10%	176,987	97,851
Change in EUR Rate
10%	14,848	-
-10%	(14,858)	-
Change in TZS Rate
10%	(50,079)	(25,744)
-10%	50,079	25,744
Change in ZAR Rate
10%	(5,058)	-
-10%	5,058	-

There were no financial instruments denominated in ZAR or EUR as at December 31, 2022.

d) Capital management

For the purpose of Lifezone’s capital management, capital includes issued capital, share premium and other equity reserves attributable to the equity holders of Lifezone metals Limited, as the parent entity of Lifezone. The primary objective of Lifezone’s capital management is to maximize the shareholder value.

Management assesses Lifezone’s capital requirements in order to maintain an efficient overall financing structure while avoiding excessive leverage. Lifezone manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust its capital structure, Lifezone expects to fund its capital requirements and ongoing operations through current cash reserves, equity, mezzanine, alternative or debt funding or monetizing the offtake from the Kabanga Nickel Project.